Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			12 Months Ended
	Mar. 28, 2024	Mar. 22, 2024	Jan. 16, 2024	Jan. 09, 2024	Sep. 07, 2021	Jan. 31, 2024	Sep. 30, 2023	Apr. 30, 2013	Dec. 31, 2023	Apr. 05, 2024	Mar. 31, 2024	Mar. 16, 2024	Dec. 31, 2022	Apr. 30, 2014
Subsequent Events
Repayment of outstanding debt								$ 118,900
Insurance coverage deductible amount per vessel									$ 150
Ingrid Knutsen
Subsequent Events
Fixed term of contract									3 years
Current time charter expiration year									2024
Vigdis Knutsen
Subsequent Events
Fixed term of contract									3 years
Anna Knutsen
Subsequent Events
Current time charter expiration year									2026
$172.5 million loan facility
Subsequent Events
Repayment of outstanding debt						$ 10,400	$ 10,200
Debt instrument face amount									$ 172,500				$ 172,500	$ 172,500
$60 Million Hilda Loan Facility
Subsequent Events
Amount of previous loan facility, replaced by new facility										$ 100,000
Series A Preferred unit
Subsequent Events
Cash distributions									$ 1,700
Common units
Subsequent Events
Cash distributions paid in the period per unit					$ 0.52
Subsequent event | Ingrid Knutsen
Subsequent Events
Fixed term of contract	3 years
Current time charter expiration year	2024
Subsequent event | Vigdis Knutsen
Subsequent Events
Fixed term of contract												3 years
Subsequent event | Anna Knutsen
Subsequent Events
Current time charter expiration year		2026
Subsequent event | Torill Knutsen
Subsequent Events
Insurance coverage deductible amount per vessel											$ 150
Subsequent event | $172.5 million loan facility
Subsequent Events
Repayment of outstanding debt				$ 10,400
Subsequent event | $60 Million Hilda Loan Facility
Subsequent Events
Debt instrument face amount										60,000
Amount of previous loan facility, replaced by new facility										$ 100,000
Subsequent event | Common units
Subsequent Events
Cash distributions paid in the period per unit			$ 0.026